Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible note payable, net of debt discount	$ 2,865,027	$ 949,495	$ 0
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	Unlimited	Unlimited	Unlimited
Preferred stock, shares outstanding	0	0	0
Preferred stock, shares issued		0	0
Common stock issuable	1,122,311	1,122,311	1,122,311
Convertible note payable, net of debt discount		$ 949,495
Series A Preferred Stock [Member]
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares outstanding	2	2	2
Preferred stock, shares issued	2	2	2
Common Class A [Member]
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	868,038,875	854,410,001	844,468,378
Common stock, shares outstanding	868,038,875	854,410,001	844,468,378
Common Class B [Member]
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0